Debt - Super Senior Revolving Credit Facility (Details) - USD ($) $ in Millions	1 Months Ended		2 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Nov. 07, 2023
Super senior revolving credit facility, RCF
Debt Instrument [Line Items]
Revolving credit facility				$ 150.0	$ 150.0
Basis spread on variable rate			3.25%
Commitment fee %			40.00%
Period for termination			54 months
Proceeds from credit facility	$ 40.0	$ 85.0
Repayments of credit facility	$ 40.0	85.0
Super senior revolving credit facility, guarantee facility
Debt Instrument [Line Items]
Revolving credit facility		$ 45.0		$ 45.0	$ 30.0